QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
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 Investment Company Act file number

     WORLD FUNDS TRUST
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 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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 (Address of principal executive offices) (Zip code)

Thomas S. Harman
Morgan, Lewis, Bockius
1111 Pennsylvania Avenue, Northwest
 Washington, D.C. 20004
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 (Name and address of agent for service)

 (804)267-7400
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 Registrant's telephone number, including area code:

Date of fiscal year end: 07/31
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 Date of reporting period: 10/31/2009
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ITEM 1. SCHEDULE OF INVESTMENTS.

COMMONWEALTH SMALL CAP FUND SCHEDULE OF INVESTMENTS October 31, 2009
Number of Shares	Security Description	% of Net Assets	Market Value
	COMMON STOCKS	97.37%
	BUILDING /CONSTRUCTION	1.64%
3,330	Simpson Manufacturing Co., Inc.		$ 77,889
	COMPUTERS/SOFTWARE/SERVICES	15.61%
9,500	3D Systems Corp.		83,790
1,001	Blackboard, Inc.		35,505
6,225	Bottomline Technologies, Inc.		91,383
2,200	CyberSource Corp.		36,036
949	DearlerTrack Holdings Inc.		15,639
4,995	Epiq Systems, Inc.		62,987
3,554	Internet Capital Group, Inc.		25,838
2,628	L-1 Identity Solutions, Inc.		15,531
1,100	Manhattan Associates, Inc.		25,245
2,565	MICROS Systems, Inc.		69,050
1,500	NCI, Inc.		40,365
4,280	Perot Systems Corp.		128,143
1,650	Radiant Systems, Inc.		16,236
5,074	Terremark Worldwide, Inc.		32,423
3,350	Tyler Technologies, Inc.		63,717
			741,888
	CONSUMER PRODUCTS	4.04%
700	Carter's, Inc.		16,520
3,750	Hillenbrand, Inc.		74,925
375	Tupperware Brands Corp.		16,882
400	VistaPrint NV		20,420
2,010	WD-40 Company		63,295
			192,042
	CORRECTION FACILITIES	6.34%
6,699	Cornell Companies, Inc.		153,005
2,842	Corrections Corp. of America		68,037
3,799	The Geo Group Inc.		80,349
			301,391
	EDUCATION	4.68%
3,626	Career Education Corp.		75,566
2,405	Corinthian Colleges, Inc.		38,143
1,365	Grand Canyon Education, Inc.		22,140
617	ITT Educationial Services, Inc.		55,746
1,567	Lincoln Educational Services		31,058
			222,653

	ELECTRONICS	1.53%
4,550	Gentex Corp.		72,845
	ENGINEERING	1.72%
3,685	McDermott International, Inc.		81,918
	ENTERTAINMENT	0.52%
625	Bally Technologies, Inc.		24,619
	FINANCIALS	8.25%
1,416	Altisource Portfolio Solutions SA		21,594
1,789	Dollar Financial Corp.		33,580
1,906	Dupont Fabros Technology Inc.		28,742
2,400	First Midwest Bancorp, Inc.		24,960
5,370	Montpelier RE Holdings Ltd.		86,779
5,170	Ocwen Financial Corp.		56,508
3,357	TNS, Inc.		94,869
5,620	Whitney Holding Corp.		45,129
			392,161
	HAZARDOUS WASTE	0.25%
210	Clean Harbors, Inc.		11,855
	HUMAN RESOURCES	1.08%
2,412	Kenexa Corp.		30,391
1,431	Monster Worldwide, Inc.		20,778
			51,169
	MANUFACTURING	7.07%
2,075	Astec Industries, Inc.		47,725
6,055	Cognex Corp.		97,425
2,020	Kaydon Corp.		70,680
5,475	Quidel Corp.		78,292
4,900	Titanium Metals Corp.		42,140
			336,262
	MARKETING SERVICES	0.89%
4,390	Liquidity Services, Inc.		42,232
	MEDICAL/DRUGS	6.26%
1,313	Biomarin Pharmaceutical, Inc.		20,430
8,100	Home Diagnostics, Inc.		50,625
5,118	Luminex Corp.		75,337
1,351	Onyx Pharmaceuticals, Inc.		35,937
3,100	Perrigo Company		115,289
			297,618
	MEDICAL RESEARCH	0.58%
996	Human Genome Sciences, Inc.		18,615
2,018	Trubion Pharmaceuticals, Inc.		8,798
			27,413
	MEDICAL PRODUCTS	5.26%
4,845	Alphatec Holdings, Inc.		23,159
1,439	American Medical Systems Holding, Inc.		22,189
17,195	ATS Medical, Inc.		46,255
486	Nuvasive, Inc.		17,637
605	Steris Corp.		17,702
968	Thoratec Corp.		25,420
4,616	Volcano Corp.		66,240
1,941	Wright Medical Group, Inc.		31,541
			250,143
	MEDICAL SERVICES	4.89%
3,503	Amicas, Inc.		11,034
1,900	Centene Corp.		33,877
2,161	Lincare Holdings, Inc.		67,877
966	Masimo Corp.		25,667
8,900	RTI Biologics, Inc.		34,888
3,950	Somanetics Corp.		59,053
			232,396
	OIL	7.48%
2,200	Arena Resources, Inc.		81,972
2,300	Comstock Resources, Inc.		94,507
750	Goodrich Petroleum Corp.		19,253
5,375	Natural Gas Services Group		90,676
3,200	Superior Energy Services, Inc.		69,152
			355,560
	RETAIL	0.74%
2,810	Ethan Allen Interiors, Inc.		35,013
	SEMI-CONDUCTOR	2.96%
7,040	Advanced Energy Industries, Inc.		85,958
910	Cree, Inc.		38,311
1,581	Skyworks Solutons, Inc.		16,490
			140,759
	TECHNOLOGY	1.09%
3,677	Shutterfly, Inc.		51,846
	TELECOMMUNICATIONS	11.03%
2,506	GeoEye, Inc.		63,577
3,285	Global Crossing Ltd.		37,449
8,387	Mediacom Communications Corp. "A"		40,090
1,243	NII Holdings, Inc.		33,474
1,250	Plantronics, Inc.		30,138
10,154	RCN Corp.		84,684
2,374	RF Micro Devices, Inc.		9,449
4,512	SAVVIS, Inc.		66,732
5,576	Syniverse Holdings, Inc.		95,517
7,921	United Online, Inc.		63,368
			524,478
	TRANSPORTATION	3.46%
3,500	AirTran Holdings, Inc.		14,805
3,930	Forward Air Corp.		83,866
2,275	Genesee & Wyoming, Inc.		65,998
			164,669

	Total Securities	97.37%	$ 4,628,819
	Cash and Cash Equivalents	2.63%	124,907
	TOTAL INVESTMENTS	100.00%	$ 4,753,726
*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009:

Valuation Inputs:		Investment in Securities:
Level 1 - Quoted Prices		$ 4,628,819
Level 2 - Other Significant Observable Inputs		$ -
Level 3 - Significant Unobservable Inputs		$ -
Total:		$ 4,628,819

FRANTZEN GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS October 31, 2009
Number of Shares	Security Description	% of Net Assets	Market Value
	COMMON STOCKS	98.52%

	ELECTRIC	1.19%
553	PG&E Corp.		22,612

	ENERGY	12.02%
1,792	Alliance Resource Partners, L.P.		67,128
808	Energy Transfer Partners, L.P.		35,027
1,002	Kinder Morgan Energy Partners, L.P.		54,108
3,933	Penn Virginia Resource Partners, L.P.		72,210
			228,473

	ENTERTAINMENT	3.63%
5,951	Cinemark Holdings, Inc.		68,972

	FINANCIALS	24.79%
2,230	American Capital Agency Corp.		57,980
5,646	Annaly Capital Management, Inc.		95,474
4,871	Anworth Mortgage Asset Corp.		34,730
898	Automatic Data Processing, Inc.		35,740
1,072	Bank of Montreal		49,709
2,526	Bank of Nova Scotia		105,536
2,578	Capstead Mortgage Corp.		33,926
7,822	MFA Financial, Inc.		58,039
			471,134

	HEALTHCARE/DRUGS	9.33%
2,290	Bristol-Myers Squibb Co.		49,922
1,715	Health Care Reit, Inc.		76,095
3,389	Omega Healthcare Investors, Inc.		51,377
			177,394

	OIL/GAS	15.65%
1,860	Baytex Energy Trust		45,496
2,384	Inergy, L.P.		73,832
1,845	Magellan Midstream Partners, L.P.		71,660
1,134	Suburban Propane Partners, L.P.		48,785
987	Sunoco Logistics Partners, L.P.		57,690
			297,463

	REAL ESTATE	3.74%
3,670	National Retail Properties		71,125

	STEEL	2.59%
1,237	Nucor Corp.		49,294

	TELECOMMUNICATION	10.37%
2,855	Cellcom Israel, Ltd.		85,907
947	Telefonica SA ADR		79,482
1,067	Verizon Communications, Inc.		31,573
			196,962

	TOBACCO	10.94%
3,913	Altria Group, Inc.		70,864
766	Lorillard, Inc.		59,534
1,638	Philip Morris International		77,576
			207,974

	TRANSPORTATION	4.24%
1,208	International Shipholding Corp.		40,045
3,570	Ship Finance International, Ltd.		40,591
			80,636

	Total Securities	98.52%	$ 1,872,039
	Cash and Cash Equivalents	1.48%	28,174
	TOTAL INVESTMENTS	100.00%	$ 1,900,213

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009:

Valuation Inputs:		Investment in Securities:
Level 1 - Quoted Prices		$ 1,872,039
Level 2 - Other Significant Observable Inputs		$ -
Level 3 - Significant Unobservable Inputs		$ -
Total:		$ 1,872,039

SHERWOOD FOREST LONG/SHORT FUND SCHEDULE OF INVESTMENTS October 31, 2009
Number of Shares	Security Description	% of Net Assets	Fair Value
	EXCHANGE-TRADED FUNDS	22.03%

	CURRENCY	0.99%
8,700	PowerShares DB US Dollar Index Bullish Fund		197,490

	FINANCIAL	3.04%
13,000	Short Financial ProShares		608,010

	FIXED INCOME	9.95%
7,900	ProShares UltraShort 20+ Year Treasury		381,333
35,100	SPDR Barclays Capital 1-3 Month T-Bill ETF		1,610,388
			1,991,721

	INTERNATIONAL	0.98%
4,500	ProShares MSCI Emerging Markets		196,335

	LARGE CAP	1.99%
3,500	ProShares Short S&P500		198,849
4,100	ProShares Short QQQ		200,220
			399,069

	MID CAP	2.02%
8,200	ProShares Short MidCap400		404,670

	SMALL CAP	3.07%
12,300	Ultra Russell2000 ProShares		613,770

	TOTAL EXCHANGE-TRADED FUNDS	22.03%
			4,411,065

	INVESTMENT COMPANIES	77.97%
16,804,211	Federated Treasurey Obligations Fund 0.01% *		15,607,472

	TOTAL INVESTMENTS	100.00%	$ 20,018,537

*Effective 7 day yield as of October 31, 2009

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009:

Valuation Inputs:		Investment in Securities:
Level 1 - Quoted Prices		$ 21,215,276
Level 2 - Other Significant Observable Inputs		$ -
Level 3 - Significant Unobservable Inputs		$ -
Total:		$ 21,215,276

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the
Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the
Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

                                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date:    August 10, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date:    August 10, 2010
      ------------------------------------

By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date:   August 10, 2010
      ------------------------------------